14. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options valuation assumption

Date of Grant	September 24, 2015	December 28, 2015	April 9, 2016	September 27, 2016	November 27, 2016
Dividend yield (1)	None	None	None	None	None
Risk-free interest rate (2)	1.84%	2.05%	2.05%	1.39%	2.12%
Volatility (3)	26%	25%	41%	32%	32%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on its historical monthly price observations.

(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

Summary of outstanding options
	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2016	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2016	Weighted Average Exercise Price
$9.50 to $28.00	2,327,692	$6.14	5.17	1,672,003	$13.85

Summary of stock option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	1,515,376	$12.37	6.05	$11,563
Forfeited	(1,320)	$14.50
Outstanding at December 31, 2014	1,514,056	$12.37	5.05	$11,560
Granted	653,766	$28.00
Forfeited	(8,780)	$28.00
Outstanding at December 31, 2015	2,159,042	$17.04	5.76	$21,779
Exercised	(1,536)	$14.50
Granted	314,200	$27.16
Forfeited	(144,014)	$27.83
Outstanding at December 31, 2016	2,327,692	$17.74	5.17	$28,548

Summary of unvested options
Options	Number of Shares	Weighted Average Fair Value
Unvested at January 1, 2016	644,986	$8.53
Granted	314,200	9.46
Vested	(159,483)	8.25
Forfeited or exercised	(144,014)	8.40
Unvested at December 31, 2016	655,689	$9.07
Expected to vest thereafter	655,689	$9.07